Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	Yen in millions
	March 31,
	2021	2022
Cash and deposits	3,346,401	4,630,882
Negotiable certificate of deposit and other	1,754,456	1,482,773

Total	5,100,857	6,113,655